Combined and Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended	4 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Common Stock
Stock Issuance Cost	$ 1
Series A Convertible Preferred Stock | Preferred Stock
Stock Issuance Cost	124	54
Series B Convertible Preferred Stock | Preferred Stock
Stock Issuance Cost	$ 86		$ 19